Financial instruments - fair values and risk management	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financial instruments - fair values and risk management
Financial instruments - fair values and risk management

29.Financial instruments - fair values and risk management

A.Accounting classifications

The following table shows the carrying amounts of financial assets and financial liabilities as at June 30, 2023 and December 31, 2022.

The Company’s trade and other receivables, prepaid tax, indemnification asset and related tax liabilities, cash, 1.5% treasury notes recorded at amortized cost and trade and other payables approximate their fair value due their short-term nature. Company’s investments, current and non-current (other than the 1.5% treasury notes) are accounted at fair value (either through profit and loss or through OCI). Loans receivable current and non-current are a reasonable approximation of their fair value as they have been impaired to their expected return.

Financial assets are as follows:

	June 30, 2023	December 31, 2022
Financial assets at amortized cost
Trade receivables	37,001	41,874
Cash	68,581	86,774
Loans receivable	478	3,834
Other investments - current	54,433	35,547
Total	160,493	168,029

	June 30, 2023	December 31, 2022
Financial assets measured at fair value
Other investments - current - fair value through profit or loss	14,875	14,818
Other investments - non-current - fair value through other comprehensive income	3,092	2,969
Other investments - non-current - fair value through profit or loss	15,441	14,934
Total	33,408	32,721

Financial liabilities are as follows:

	June 30, 2023	December 31, 2022
Financial liabilities not measured at fair value
Trade and other payables	28,253	30,521
Total	28,253	30,521

	June 30, 2023	December 31, 2022
Financial liabilities measured at fair value
Put option liability	28,245	27,475
Share warrant obligations	2,430	13,035
Other non-current liabilities	70	577
Total	30,745	41,087

B.Financial risk management

The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management policies are established to identify and analyse the risks faced by the Group, to set appropriate risk limits and controls, and monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and in the Group’s activities.

The Group has exposure to the following risk arising from financial instruments:

(i)Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the reporting date. The Group’s credit risk arises from Trade and other receivables, Loans receivable and Other investments. As at June 30, 2023 and December 31, 2022 the largest debtor of the Group constituted 33% and 41% of the Group’s Trade and other receivables, respectively, and the 3 largest debtors of the Group constituted 70% and 72% of the Group’s Trade and other receivables respectively.

Credit risk related to trade receivables is considered insignificant, since almost all sales are generated through major companies, with consistently high credit ratings. These distributors pay the Group monthly, based on sales to the end users. Payments are made within 3 months after the sale to the end customer. The distributors take full responsibility for tracking and accounting of end customer sales and send to the Group monthly reports that show amounts to be paid. The Group does not have any material overdue or impaired accounts receivable.

Credit risk related to Other investments is also insignificant due to the fact that they are represented by government bonds and US treasury notes which are rated AAA based on Fitch’s ratings.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	June 30, 2023	December 31, 2022
Loans receivables	478	3,834
Trade receivables	37,001	41,874
Cash	68,581	86,774
Other investments - current	69,308	50,365
Other investments - non-current	15,441	17,903

Expected credit loss assessment for corporate customers as at June 30, 2023 and December 31, 2022

The Group allocates each exposure a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to external ratings, audited financial statements, management accounts, and cash flows projections) and applying experienced credit judgment.

Loan receivables

Loan receivables are provided to associates and the Company’s employees. The Group considers that both of its loans provided to associates have increased credit risk based on the weak recent performance of associates due to general market conditions. As a result, the specific provisions for ECL were booked in respect of the loans to both associates. The ECL in respect of Loan receivables is 32,785 as at June 30, 2023 and 28,475 as at December 31, 2022. See Note 17 for the description of the methods used to estimate the ECL.

Trade and other receivables

The ECL allowance in respect of Trade and other receivables is determined on the basis of the lifetime expected credit losses (“LTECL”). The Group uses the credit rating for each of the large debtors where available or makes its own judgment as to the credit quality of its debtors based on their most recent financial reporting or the rating assigned to their country of incorporation. After assigning the credit rating to each of the debtors the Group determines the probability of default (“PD”) and loss given default (“LGD”) based on the data published by the internationally recognized rating agencies. The determined amounts of allowances for ECL for each of the debtors are then adjusted for the forecasted macroeconomic factors, which include the forecasted unemployment rate in each of the countries where the debtors are incorporated and forecasted growth rate of the global gaming market from publicly available sources. The amount of ECL in respect of trade and other receivables is 1,414 as at June 30, 2023 and is 1,512 as at December 31, 2022.

Cash

The cash are held with financial institutions, which are rated CCC- to BBB- based on Fitch’s ratings.

(ii)Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s objective when managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables over the next 90 days.

Excess cash is invested only in highly liquid triple A rated securities (mainly US treasury notes, bonds and ETFs).

The following are the contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments.

June 30, 2023	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	881	894	61	722	111
Trade and other payables	28,253	28,253	28,253	—	—
	29,134	29,147	28,314	722	111

June 30, 2023	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Derivative financial liabilities
Share warrant obligation	2,430	—	—	—	2,430
Put option liability	28,245	—	—	21,560	6,685
	30,675	0	0	21,560	9,115

December 31, 2022	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	1,187	1,183	309	437	437
Trade and other payables	30,521	30,521	30,521	—	—
	31,708	31,704	30,830	437	437

December 31, 2022	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Derivative financial liabilities
Share warrant obligation	13,035	—	—	—	13,035
Put option liability	27,475	—	—	—	27,475
	40,510	—	—	—	40,510

(iii)Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and/or equity prices will affect the Group’s income or the value of its financial instruments. The Company is not exposed to any equity risk.

The objective of the market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

a.	Currency risk

Currency risk is the risk that the values of and cash flows associated with financial instruments will fluctuate due to changes in foreign exchange rates. Currency risk arises when future commercial transactions and recognized assets and liabilities are denominated in a currency that is not the Company’s functional currency. The Group is exposed to foreign exchange risk arising from various currency exposures primarily with respect to the Euro, the Russian Ruble, Armenian Dram and Kazakhstani Tenge. The Group’s management monitors the exchange rate fluctuations on a continuous basis and acts accordingly.

The Group’s exposure to foreign currency risk was as follows:

June 30, 2023	Euro	Russian Ruble	Armenian Dram	Kazakhstani Tenge

Assets
Loans receivable	4,309	—	19	—
Trade and other receivables	10,217	—	—	—
Cash	19,749	92	61	161
	34,275	92	80	161
Liabilities
Lease liabilities	(734)	—	(95)	—
Trade and other payables	(7,099)	—	(2,210)	(207)
	(7,833)	—	(2,305)	(207)
Net exposure	26,442	92	(2,225)	(46)

December 31, 2022	Euro	Russian Ruble	Armenian Dram	Kazakhstani Tenge

Assets
Loans receivable	476	—	39	—
Trade and other receivables	9,411	—	—	—
Cash	17,057	1,078	26	95
	26,944	1,078	65	95
Liabilities
Lease liabilities	(1,053)	—	(134)	—
Trade and other payables	(8,017)	—	(614)	(33)
	(9,070)	—	(748)	(33)
Net exposure	17,874	1,078	(683)	62

Sensitivity analysis

A reasonably possible 10% strengthening or weakening of the United States Dollar against the following currencies as at June 30, 2023 and December 31, 2022 would have (decreased)/increased equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	Strengthening of	Weakening of US$
June 30, 2023	US$ by 10%	by 10%

Euro	(2,644)	2,644
Russian Ruble	(9)	9
Armenian Dram	223	(223)
Kazakhstani Tenge	5	(5)
	(2,425)	2,425

	Strengthening of	Weakening of US$
December 31, 2022	US$ by 10%	by 10%

Euro	(1,787)	1,787
Russian Ruble	(108)	108
Armenian Dram	68	(68)
Kazakhstani Tenge	(6)	6
	(1,833)	1,833

b.	Interest risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates is minimal as it does not have long-term debt obligations with floating interest rates or material fixed-rate debt instruments carried at fair value.

C.Measurement of fair values

The transfer from Level 3 to Level 1 occurred in 2023 for the valuation of Public and Private warrants which were valued using Level 3 inputs (versus Level 1 in 2023) while the Company’s securities were suspended for trading.

The following table shows a reconciliation from the opening balances to the closing balances for financial liabilities based on Level 3 fair values.

	Share warrant	Put option	Other non-current
	obligation (Note 4)	liability (Note 4)	liabilities
Balance at January 1, 2022	22,029	—	—
Purchase	—	14,180	16,194
Net change in fair value	(4,764)	(294)	(7,123)
Balance at June 30, 2022	17,265	13,886	9,071

	Share warrant	Put option	Other non-current
	obligation (Note 4)	liability (Note 4)	liabilities
Balance at January 1, 2023	13,035	27,475	577
Net change in fair value	(10,605)	770	(507)
Balance at June 30, 2023	2,430	28,245	70

The following table shows a reconciliation from the opening balances to the closing balances for financial assets based on Level 3 fair values.

Other non-current assets
Balance at January 1, 2022	107
Purchases	11,067
Net change in fair value	(5,013)
Balance at June 30, 2022	6,161

There were no assets valued based on Level 3 fair values during the six months ended June 30, 2023.

29.   Financial instruments - fair values and risk management

A.	Accounting classifications

The following table shows the carrying amounts of financial assets and financial liabilities as at December 31, 2022 and December 31, 2021.

The Company’s trade and other receivables, prepaid tax, indemnification asset and related tax liabilities, cash and cash equivalents, 1.5% treasury notes recorded at amortized cost and trade and other payables approximate their fair value due their short-term nature. Company’s investments, current and non-current (other than the 1.5% treasury notes) are accounted at fair value (either through profit and loss or through OCI). Loans receivable current and non-current are a reasonable approximation of their fair value as they have been impaired to their expected return.

Financial assets are as follows:

Risks

	December 31,	December 31,
	2022	2021
Financial assets at amortized cost
Trade receivables	41,874	41,675
Cash and cash equivalents	86,774	142,802
Loans receivable	3,834	123
Other investments - current	35,547	—
Total	168,029	184,600

	December 31,	December 31,
	2022	2021
Financial assets measured at fair value
Other investments - current - fair value through profit or loss	14,818	—
Other investments - non-current - fair value through other comprehensive income	2,969	—
Other investments - non-current - fair value through profit or loss	14,934	—
Total	32,721	—

Financial liabilities are as follows:

	December 31,	December 31,
	2022	2021
Financial liabilities not measured at fair value
Trade and other payables	30,521	26,573
Total	30,521	26,573

	December 31,	December 31,
	2022	2021
Financial liabilities measured at fair value
Put option liability	27,475	—
Share warrant obligation	13,035	22,029
Other non-current liabilities	577	—
Total	41,087	22,029

B.	Financial risk management

The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management policies are established to identify and analyse the risks faced by the Group, to set appropriate risk limits and controls, and monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and in the Group’s activities.

The Group has exposure to the following risk arising from financial instruments:

(i)	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the reporting date. The Group’s credit risk arises from Trade and other receivables, Loans receivable and Other investments. As at December 31, 2022 and December 31, 2021 the largest debtor of the Group constituted 41% and 30% of the Group’s Trade and other receivables, respectively, and the 3 largest debtors of the Group constituted 72% and 74% of the Group’s Trade and other receivables respectively.

Credit risk related to trade receivables is considered insignificant, since almost all sales are generated through major companies, with consistently high credit ratings. These distributors pay the Group monthly, based on sales to the end users. Payments are made within 3 months after the sale to the end customer. The distributors take full responsibility for tracking and accounting of end customer sales and send to the Group monthly reports that show amounts to be paid. The Group does not have any material overdue or impaired accounts receivable.

Credit risk related to Other investments is also insignificant due to the fact that they are represented by government bonds and US treasury notes which are rated AAA based on Fitch’s ratings.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	December 31,	December 31,
	2022	2021
Loan receivables	3,834	123
Trade receivables	41,874	41,675
Cash and cash equivalents	86,774	142,802
Other investments - current	50,365	—
Other investments - non-current	17,903	—

Expected credit loss assessment for corporate customers as at December 31, 2022 and December 31, 2021

The Group allocates each exposure a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to external ratings, audited financial statements, management accounts, and cash flows projections) and applying experienced credit judgment.

Loan receivables

Loan receivables are provided to associates and the Company’s employees. The Group considers that both of its loans provided to associates have increased credit risk based on the weak recent performance of associates due to general market conditions. As a result, the specific provisions for ECL were booked in respect of the loans to both associates. The ECL in respect of Loan receivables is 28,475 as at December 31, 2022 and 0 as at December 31, 2021. See Note 11 for the description of the methods used to estimate the ECL.

Trade and other receivables

The ECL allowance in respect of Trade and other receivables is determined on the basis of the lifetime expected credit losses (“LTECL”). The Group uses the credit rating for each of the large debtors where available or makes its own judgment as to the credit quality of its debtors based on their most recent financial reporting or the rating assigned to their country of incorporation. After assigning the credit rating to each of the debtors the Group determines the probability of default (“PD”) and loss given default (“LGD”) based on the data published by the internationally recognized rating agencies. The determined amounts of allowances for ECL for each of the debtors are then adjusted for the forecasted macroeconomic factors, which include the forecasted unemployment rate in each of the countries where the debtors are incorporated and forecasted growth rate of the global gaming market from publicly available sources. The amount of ECL in respect of trade and other receivables is 1,512 as at December 31, 2022 and is 102 as at December 31, 2021.

Cash and cash equivalents

The cash and cash equivalents are held with financial institutions, which are rated CCC- to BBB- based on Fitch’s ratings.

(ii)	Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s objective when managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables over the next 90 days.

Excess cash is invested only in highly liquid triple A rated securities (mainly US treasury notes, bonds and ETFs).

The following are the contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments.

	Carrying	Contractual	3 months	Between	Between
December 31, 2022	amounts	cash flows	or less	3 – 12 months	1 – 5 years
Non-derivative financial liabilities
Lease liabilities	1,187	1,183	309	437	437
Trade and other payables	30,521	30,521	30,521	—	—
	31,708	31,704	30,830	437	437

	Carrying	Contractual	3 months	Between 3‑12	Between 1‑5
December 31, 2022	amounts	cash flows	or less	months	years
Derivative financial liabilities
Share warrant obligation	13,035	—	—	—	13,035
Put option liability	27,475	—	—	—	27,475
	40,510	—	—	—	40,510

	Carrying	Contractual	3 months	Between	Between
December 31, 2021	amounts	cash flows	or less	3 – 12 months	1 – 5 years
Non-derivative financial liabilities
Lease liabilities	1,934	1,942	313	453	1,176
Trade and other payables	26,573	26,573	26,573	—	—
	28,507	28,515	26,886	453	1,176

	Carrying	Contractual	3 months	Between 3‑12	Between 1‑5
December 31, 2021	amounts	cash flows	or less	months	years
Derivative financial liabilities
Share warrant obligation	22,029	—	—	—	22,029
	22,029	—	—	—	22,029

(iii)   Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and/or equity prices will affect the Group's income or the value of its financial instruments. The Company is not exposed to any equity risk.

The objective of the market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

a.	Currency risk

Currency risk is the risk that the values of and cash flows associated with financial instruments will fluctuate due to changes in foreign exchange rates. Currency risk arises when future commercial transactions and recognized assets and liabilities are denominated in a currency that is not the Company's functional currency. The Group is exposed to foreign exchange risk arising from various currency exposures primarily with respect to the Euro, the Russian Ruble, Armenian Dram and Kazakhstani Tenge. The Group's management monitors the exchange rate fluctuations on a continuous basis and acts accordingly.

The Group’s exposure to foreign currency risk was as follows:

December 31, 2022	Euro	Russian Ruble	Armenian Dram	Kazakhstani Tenge
Assets
Loans receivable	476	—	39	—
Trade and other receivables	9,411	—	—	—
Cash and cash equivalents	17,057	1,078	26	95
	26,944	1,078	65	95
Liabilities
Lease liabilities	(1,053)	—	(134)	—
Trade and other payables	(8,017)	—	(614)	(33)
	(9,070)	—	(748)	(33)
Net exposure	17,874	1,078	(683)	62

December 31, 2021	Euro	Russian Ruble
Assets
Loans receivable	123	—
Trade and other receivables	9,493	3,571
Cash and cash equivalents	33,297	621
	42,913	4,192
Liabilities
Lease liabilities	(1,795)	(139)
Trade and other payables	(4,701)	(1,092)
	(6,496)	(1,231)
Net exposure	36,417	2,961

Sensitivity analysis

A reasonably possible 10% strengthening or weakening of the United States Dollar against the following currencies as at December 31, 2022 and December 31, 2021 would have (decreased)/increased equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	Strengthening of US$	Weakening of US$ by
December 31, 2022	by 10%	10%
Euro	(1,787)	1,787
Russian Ruble	(108)	108
Armenian Dram	68	(68)
Kazakhstani Tenge	(6)	6
	(1,833)	1,833

	Strengthening of US$	Weakening of US$
December 31, 2021	by 10%	by 10%
Euro	(3,642)	3,642
Russian Ruble	(296)	296
	(3,938)	3,938

b.	Interest risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates is minimal as it does not have long-term debt obligations with floating interest rates or material fixed-rate debt instruments carried at fair value.

C.Measurement of fair values

There were no transfers from Level 2 to Level 1 in 2020 and 2021, the only transfer occurred in 2022 for the valuation of Public warrants which were valued using Level 3 inputs (versus Level 1 in 2021) after the Company’s securities were suspended for trading.

The following table shows a reconciliation from the opening balances to the closing balances for financial liabilities based on Level 3 fair values.

	Share warrant	Put option	Other non-
	obligation	liability	current
	(Note 4)	(Note 4)	liabilities
Balance at January 1, 2021 (August, 2021 for Share warrant obligation)	32,109	—	—

Change in fair value of share warrant obligation and other financial instruments included in profit or loss

Net change in fair value	(10,080)	—	—
Balance at December 31, 2021	22,029	—	—

Balance at January 1, 2022	22,029	—	—
Initial recognition	—	23,309	2,555

Change in fair value of share warrant obligation and other financial instruments included in profit or loss

Net change in fair value	(8,994)	3,800	(1,978)
Gain included in finance cost
Net change in fair value	—	366	—
Balance at December 31, 2022	13,035	27,475	577

The following table shows a reconciliation from the opening balances to the closing balances for financial assets based on Level 3 fair values.

Other
non-current
current assets
Balance at January 1, 2022
Purchases	4,422
Net change in fair value	(4,422)
Balance at December 31, 2022	—